Investment Portfolioas of January 31, 2025 (Unaudited)
DWS Science and Technology Fund
	Shares	Value ($)

Common Stocks 97.6%
Communication Services 17.9%
Interactive Media & Services
Alphabet, Inc. “A”	422,454	86,189,065
Alphabet, Inc. “C”	347,940	71,536,464
Meta Platforms, Inc. “A”	263,632	181,689,902
		339,415,431
Consumer Discretionary 1.1%
Automobiles 0.6%
BYD Co., Ltd. “H”	305,000	10,697,627
Broadline Retail 0.5%
Amazon.com, Inc.*	41,056	9,758,190
Financials 2.0%
Financial Services
Mastercard, Inc. “A”	28,888	16,045,262
Visa, Inc. “A”	63,731	21,783,256
		37,828,518
Health Care 2.0%
Health Care Equipment & Supplies 0.4%
Dexcom, Inc.*	81,610	7,086,196
Life Sciences Tools & Services 0.8%
Danaher Corp.	19,260	4,289,973
Thermo Fisher Scientific, Inc.	17,520	10,472,580
		14,762,553
Pharmaceuticals 0.8%
Eli Lilly & Co.	19,885	16,128,326
Industrials 6.6%
Aerospace & Defense 0.8%
BWX Technologies, Inc.	140,531	15,870,166
Construction & Engineering 1.3%
Quanta Services, Inc.	82,666	25,428,888
Electrical Equipment 0.8%
Bloom Energy Corp. “A”* (a)	614,806	14,497,126
Ground Transportation 1.0%
Uber Technologies, Inc.*	278,658	18,628,287
Professional Services 2.7%
Automatic Data Processing, Inc.	31,255	9,470,577

Booz Allen Hamilton Holding Corp.	98,423	12,696,567
Paylocity Holding Corp.*	52,103	10,708,209
Verisk Analytics, Inc.	61,621	17,712,340
		50,587,693
Information Technology 68.0%
Communications Equipment 4.1%
Arista Networks, Inc.*	263,164	30,324,388
Ciena Corp.*	177,752	15,489,309
Motorola Solutions, Inc.	68,260	32,031,005
		77,844,702
Electronic Equipment, Instruments & Components 1.2%
Amphenol Corp. “A”	325,605	23,046,322
IT Services 6.2%
Accenture PLC “A”	140,885	54,233,681
Cloudflare, Inc. “A”*	143,697	19,887,665
Gartner, Inc.*	26,055	14,143,435
Globant SA*	75,221	16,046,144
MongoDB, Inc.*	50,754	13,872,083
		118,183,008
Semiconductors & Semiconductor Equipment 22.4%
Analog Devices, Inc.	115,530	24,479,652
ASML Holding NV (Registered)	16,627	12,292,507
Broadcom, Inc.	564,100	124,818,407
Credo Technology Group Holding Ltd.*	64,133	4,490,593
Impinj, Inc.*	41,149	5,221,397
Lam Research Corp.	252,000	20,424,600
Lattice Semiconductor Corp.*	200,456	11,430,001
MACOM Technology Solutions Holdings, Inc.*	82,172	10,867,247
NVIDIA Corp.	1,276,744	153,298,652
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	68,288	14,294,044
Texas Instruments, Inc.	233,480	43,102,743
		424,719,843
Software 27.1%
Atlassian Corp. “A”*	68,591	21,042,347
Box, Inc. “A”*	647,787	21,629,608
Braze, Inc. “A”*	189,954	8,734,085
Cadence Design Systems, Inc.*	76,839	22,868,823
Crowdstrike Holdings, Inc. “A”*	56,281	22,403,778
CyberArk Software Ltd.*	68,661	25,471,858
Descartes Systems Group, Inc.*	93,698	10,853,039
Dynatrace, Inc.*	348,457	20,123,392
Five9, Inc.*	143,087	5,865,136
Fortinet, Inc.*	183,625	18,524,090
Guidewire Software, Inc.*	65,343	13,805,016
Intuit, Inc.	51,472	30,960,923
Microsoft Corp.	353,398	146,681,374
Pony AI, Inc. (ADR)* (a)	299,252	3,938,156
Salesforce, Inc.	187,415	64,039,705
ServiceNow, Inc.*	45,561	46,398,411
Synopsys, Inc.*	59,001	31,003,845
		514,343,586

Technology Hardware, Storage & Peripherals 7.0%
Apple, Inc.	559,323	132,000,228
Total Common Stocks (Cost $765,057,346)		1,850,826,690

Other Investments 0.0%
Information Technology 0.0%
Software
Adams Capital Management LP (3.6% limited partnership interest)* (b) (Cost $1,863,749)	—	27,498

Securities Lending Collateral 0.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.28% (c) (d) (Cost $15,686,050)	15,686,050	15,686,050

Cash Equivalents 2.3%
DWS Central Cash Management Government Fund, 4.41% (c) (Cost $43,614,922)	43,614,922	43,614,922

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $826,222,067)	100.7	1,910,155,160
Other Assets and Liabilities, Net	(0.7)	(13,465,638)
Net Assets	100.0	1,896,689,522
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended January 31, 2025 are as follows:
Value ($) at 10/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 1/31/2025	Value ($) at 1/31/2025
Securities Lending Collateral 0.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.28% (c) (d)
4,687,200	10,998,850 (e)	—	—	—	15,547	—	15,686,050	15,686,050
Cash Equivalents 2.3%
DWS Central Cash Management Government Fund, 4.41% (c)
32,806,186	102,378,677	91,569,941	—	—	326,139	—	43,614,922	43,614,922
37,493,386	113,377,527	91,569,941	—	—	341,686	—	59,300,972	59,300,972

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2025 amounted to $15,381,428, which is 0.8% of net assets.

(b)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of
1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Adams Capital Management LP**	August 2000 to November 2000	1,863,749	27,498	0.0

**	These securities represent venture capital funds.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended January 31, 2025.

ADR: American Depositary Receipt
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2025 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$339,415,431	$—	$—	$339,415,431
Consumer Discretionary	9,758,190	10,697,627	—	20,455,817
Financials	37,828,518	—	—	37,828,518
Health Care	37,977,075	—	—	37,977,075
Industrials	125,012,160	—	—	125,012,160
Information Technology	1,290,137,689	—	—	1,290,137,689
Other Investments (a)	—	—	—	27,498
Short-Term Investments (b)	59,300,972	—	—	59,300,972
Total	$1,899,430,035	$10,697,627	$—	$1,910,155,160

(a)	Investments measured at NAV as a practical expedient.
(b)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DSTF-PH1
R-080548-3 (1/27)